Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK FUNDSSMBlackRock Global Long/Short Equity Fund(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated August 28, 2020, as supplemented to dateEffective immediately, BlackRock Advisors, LLC (“BlackRock”) has agreed to: (i) reduce its contractual management fee rates for the Fund; (ii) lower contractual total annual fund operating expense caps for each share class of the Fund; and (iii) extend the Fund’s existing contractual fee waivers. Accordingly, effective immediately, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:The section of the Investor A, Investor C and Institutional Shares Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Fund Overview — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following: Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 27 and A‑1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑86 of Part II of the Fund’s Statement of Additional Information.1 A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. 2 There is no CDSC on Investor C Shares after one year. 3 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. 4 The Management Fee has been restated to reflect current fees. 5 Other Expenses have been restated to reflect current fees. 6 The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of the Management Fee or Other Expenses to reflect current fees. 7 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.59% (for Investor A Shares), 2.34% (for Investor C Shares) and 1.34% (for Institutional Shares) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: 1 Year3 Years5 Years10 YearsInvestor A Shares$678$1,024$1,417$2,513Investor C Shares$337$759$1,336$2,710Institutional Shares$136$449$811$1,827You would pay the following expenses if you did not redeem your shares:1 Year3 Years5 Years10 YearsInvestor C Shares$237$759$1,336$2,710 Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.On November 13, 2019, the Board of Trustees of the Trust approved a change of the fiscal year end of the Fund from July 31 to April 30. During the fiscal year ended July 31, 2019, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio. For the period August 1, 2019 to April 30, 2020, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.The section of the Class K Shares Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following: Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) 1 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 30, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. 2 The Management Fee has been restated to reflect current fees. 3 Other Expenses have been restated to reflect current fees. 4 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Management Fee or Other Expenses to reflect current fees. 5 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 30, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.29% of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: 1 Year3 Years5 Years10 YearsClass K Shares$131$434$784$1,7724 Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. On November 13, 2019, the Board of Trustees of the Trust approved a change of the fiscal year end of the Fund from July 31 to April 30. During the fiscal year ended July 31, 2019, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio. For the period August 1, 2019 to April 30, 2020, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Investor A, C and Institutional | BlackRock Global Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK FUNDSSMBlackRock Global Long/Short Equity Fund(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated August 28, 2020, as supplemented to dateEffective immediately, BlackRock Advisors, LLC (“BlackRock”) has agreed to: (i) reduce its contractual management fee rates for the Fund; (ii) lower contractual total annual fund operating expense caps for each share class of the Fund; and (iii) extend the Fund’s existing contractual fee waivers. Accordingly, effective immediately, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:The section of the Investor A, Investor C and Institutional Shares Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Fund Overview — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following: Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 27 and A‑1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑86 of Part II of the Fund’s Statement of Additional Information.1 A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. 2 There is no CDSC on Investor C Shares after one year. 3 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. 4 The Management Fee has been restated to reflect current fees. 5 Other Expenses have been restated to reflect current fees. 6 The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of the Management Fee or Other Expenses to reflect current fees. 7 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.59% (for Investor A Shares), 2.34% (for Investor C Shares) and 1.34% (for Institutional Shares) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: 1 Year3 Years5 Years10 YearsInvestor A Shares$678$1,024$1,417$2,513Investor C Shares$337$759$1,336$2,710Institutional Shares$136$449$811$1,827You would pay the following expenses if you did not redeem your shares:1 Year3 Years5 Years10 YearsInvestor C Shares$237$759$1,336$2,710 Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.On November 13, 2019, the Board of Trustees of the Trust approved a change of the fiscal year end of the Fund from July 31 to April 30. During the fiscal year ended July 31, 2019, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio. For the period August 1, 2019 to April 30, 2020, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 27 and A‑1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑86 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value ofyour investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.On November 13, 2019, the Board of Trustees of the Trust approved a change of the fiscal year end of the Fund from July 31 to April 30. During the fiscal year ended July 31, 2019, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio. For the period August 1, 2019 to April 30, 2020, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investor A, C and Institutional | BlackRock Global Long/Short Equity Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.25%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[2],[6]
1 Year	rr_ExpenseExampleYear01	$ 678
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,417
10 Years	rr_ExpenseExampleYear10	$ 2,513
Investor A, C and Institutional | BlackRock Global Long/Short Equity Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	1.25%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.34%	[2],[6]
1 Year	rr_ExpenseExampleYear01	$ 337
3 Years	rr_ExpenseExampleYear03	759
5 Years	rr_ExpenseExampleYear05	1,336
10 Years	rr_ExpenseExampleYear10	2,710
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	759
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,336
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,710
Investor A, C and Institutional | BlackRock Global Long/Short Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.25%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.34%	[2],[6]
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	811
10 Years	rr_ExpenseExampleYear10	$ 1,827
Class K | BlackRock Global Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK FUNDSSMBlackRock Global Long/Short Equity Fund(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated August 28, 2020, as supplemented to dateEffective immediately, BlackRock Advisors, LLC (“BlackRock”) has agreed to: (i) reduce its contractual management fee rates for the Fund; (ii) lower contractual total annual fund operating expense caps for each share class of the Fund; and (iii) extend the Fund’s existing contractual fee waivers. Accordingly, effective immediately, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:The section of the Class K Shares Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following: Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) 1 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 30, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. 2 The Management Fee has been restated to reflect current fees. 3 Other Expenses have been restated to reflect current fees. 4 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Management Fee or Other Expenses to reflect current fees. 5 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 30, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.29% of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: 1 Year3 Years5 Years10 YearsClass K Shares$131$434$784$1,7724 Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. On November 13, 2019, the Board of Trustees of the Trust approved a change of the fiscal year end of the Fund from July 31 to April 30. During the fiscal year ended July 31, 2019, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio. For the period August 1, 2019 to April 30, 2020, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. On November 13, 2019, the Board of Trustees of the Trust approved a change of the fiscal year end of the Fund from July 31 to April 30. During the fiscal year ended July 31, 2019, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio. For the period August 1, 2019 to April 30, 2020, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class K | BlackRock Global Long/Short Equity Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.25%	[3],[8],[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[9]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[8],[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[8],[10]
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	$ 1,772

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]	The Management Fee has been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of the Management Fee or Other Expenses to reflect current fees.
[5]	Other Expenses have been restated to reflect current fees.
[6]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.59% (for Investor A Shares), 2.34% (for Investor C Shares) and 1.34% (for Institutional Shares) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[7]	There is no CDSC on Investor C Shares after one year.
[8]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 30, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[9]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Management Fee or Other Expenses to reflect current fees.
[10]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 30, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.29% of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.